Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands, bbl in Millions, MMBbls in Millions, ft³ in Billions	12 Months Ended
	Dec. 31, 2023 MXN ($) field ft³ bbl MMBbls	Dec. 31, 2022 MXN ($) bbl ft³	Dec. 31, 2021
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Exploration costs for geological and geophysical studies | $	$ 16,589,953	$ 12,169,758
Estimated reserves percentage	88.90%
Remaining estimated reserve percentage	11.10%
Percentage of developed and undeveloped reserves	(3.20%)
Developed and undeveloped reserves increase decrease | bbl	5,894.0	6,089.6
Percentage of developed reserves	5.40%
Developed reserves increase decrease | bbl	3,500.3	3,698.3
Developed and undeveloped reserves added to offset | bbl	744.2
Percentage of developed and undeveloped dry gas reserves increased	16.50%
Developed and undeveloped dry gas reserves increase decrease | ft³	8,250.3	7,079.6
Percentage of developed dry gas reserves increase	(1.20%)
Developed dry gas reserves increase decrease | ft³	4,314.0	4,368.5
Developed and undeveloped dry gas reserves added to offset | ft³	917.2
Percentage of undeveloped dry gas reserves increase	45.20%
Undeveloped dry gas reserves increase decrease | ft³	3,936.3	2,711.1
Number of new crude oil fields discovered | field	5
Exploratory activity in shallow waters and onshore regions incorporated | MMBbls	18.3
Increase of proved reserves | bbl	950.1
Reserve-replacement ratio	103.20%	102.80%
Reserves production ratio of proved reserves, period	8 years 1 month
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%